JPMorgan Insurance Trust Small Cap Core Portfolio
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.7%
Aerospace & Defense — 0.4%
Moog, Inc., Class A	1	134
V2X, Inc. *	13	497
		631
Air Freight & Logistics — 0.8%
Forward Air Corp.	2	185
Hub Group, Inc., Class A *	11	910
Radiant Logistics, Inc. *	25	168
		1,263
Automobile Components — 0.6%
American Axle & Manufacturing Holdings, Inc. *	31	238
Goodyear Tire & Rubber Co. (The) *	23	257
Patrick Industries, Inc.	4	271
XPEL, Inc. *	3	234
		1,000
Banks — 8.4%
Ameris Bancorp	8	301
Atlantic Union Bankshares Corp.	12	417
Axos Financial, Inc. *	8	287
Banc of California, Inc.	3	43
Bancorp, Inc. (The) *	7	182
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	17	449
Banner Corp.	6	348
Business First Bancshares, Inc.	9	160
Byline Bancorp, Inc.	12	264
Capital Bancorp, Inc.	1	23
Capital City Bank Group, Inc.	6	177
Cathay General Bancorp	1	31
Central Pacific Financial Corp.	2	30
Coastal Financial Corp. *	3	94
Columbia Banking System, Inc.	7	159
Community Bank System, Inc.	2	110
ConnectOne Bancorp, Inc.	26	462
CVB Financial Corp.	23	392
Eastern Bankshares, Inc.	6	82
Enterprise Financial Services Corp.	10	450
FB Financial Corp.	2	58
Financial Institutions, Inc.	1	27
First Bancorp	—	15
First BanCorp (Puerto Rico)	13	146
First Bancshares, Inc. (The)	1	38
First Bank	2	16
First Citizens BancShares, Inc., Class A	—	238
First Commonwealth Financial Corp.	11	131
First Financial Corp.	3	102
First Foundation, Inc.	4	28
First Horizon Corp.	3	57

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
First Interstate BancSystem, Inc., Class A	4	118
First Merchants Corp.	6	182
First Western Financial, Inc. *	1	12
FNB Corp.	6	65
Glacier Bancorp, Inc.	4	172
Hancock Whitney Corp.	9	330
HBT Financial, Inc.	5	89
Heritage Commerce Corp.	16	135
Home BancShares, Inc.	4	79
HomeTrust Bancshares, Inc.	3	77
Independent Bank Corp.	1	74
Kearny Financial Corp.	4	36
Mercantile Bank Corp.	1	29
Mid Penn Bancorp, Inc.	1	31
MVB Financial Corp.	1	10
National Bank Holdings Corp., Class A	3	115
OceanFirst Financial Corp.	72	1,336
OFG Bancorp (Puerto Rico)	24	593
Old National Bancorp	33	474
Old Second Bancorp, Inc.	20	282
Origin Bancorp, Inc.	1	48
Peapack-Gladstone Financial Corp.	6	178
Peoples Bancorp, Inc.	2	48
Pinnacle Financial Partners, Inc.	2	115
Popular, Inc. (Puerto Rico)	12	679
QCR Holdings, Inc.	6	257
Republic Bancorp, Inc., Class A	1	34
Seacoast Banking Corp. of Florida	5	118
Sierra Bancorp	1	21
SmartFinancial, Inc.	4	94
South Plains Financial, Inc.	1	15
Southside Bancshares, Inc.	2	80
SouthState Corp.	13	900
Towne Bank	5	123
TriCo Bancshares	8	320
United Community Banks, Inc.	4	124
Univest Financial Corp.	2	43
Veritex Holdings, Inc.	15	277
Washington Federal, Inc.	10	295
WesBanco, Inc.	2	58
Wintrust Financial Corp.	9	674
		14,057
Beverages — 0.4%
Coca-Cola Consolidated, Inc.	—	235
Primo Water Corp.	33	506
		741

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — 6.3%
2seventy bio, Inc. *	28	282
Alector, Inc. *	9	56
Allogene Therapeutics, Inc. *	9	43
Amicus Therapeutics, Inc. *	84	934
AnaptysBio, Inc. *	24	515
Apellis Pharmaceuticals, Inc. *	7	440
Arrowhead Pharmaceuticals, Inc. *	10	244
Atara Biotherapeutics, Inc. *	2	5
Beam Therapeutics, Inc. *	6	188
Biohaven Ltd. *	1	12
Bluebird Bio, Inc. *	1	3
Blueprint Medicines Corp. *	4	179
Bridgebio Pharma, Inc. *	5	77
CareDx, Inc. *	13	119
Catalyst Pharmaceuticals, Inc. *	38	637
Chinook Therapeutics, Inc. *	12	272
Coherus Biosciences, Inc. *	12	80
CTI BioPharma Corp. *	26	109
Decibel Therapeutics, Inc. *	15	47
Enanta Pharmaceuticals, Inc. *	9	359
Fate Therapeutics, Inc. *	69	393
Intellia Therapeutics, Inc. *	8	288
Invivyd, Inc. *	36	43
Jounce Therapeutics, Inc. *	7	13
Kronos Bio, Inc. *	12	18
Kura Oncology, Inc. *	32	393
Kymera Therapeutics, Inc. *	12	356
MeiraGTx Holdings plc *	6	31
Natera, Inc. *	4	235
PMV Pharmaceuticals, Inc. *	24	116
Prothena Corp. plc (Ireland) *	2	111
PTC Therapeutics, Inc. *	7	334
Relay Therapeutics, Inc. *	29	483
REVOLUTION Medicines, Inc. *	21	464
Sage Therapeutics, Inc. *	4	165
SpringWorks Therapeutics, Inc. *	6	161
Sutro Biopharma, Inc. *	2	9
Syndax Pharmaceuticals, Inc. *	24	509
Travere Therapeutics, Inc. *	27	601
Twist Bioscience Corp. *	8	129
Vericel Corp. *	6	175
Xencor, Inc. *	33	912
Y-mAbs Therapeutics, Inc. *	1	5
		10,545
Broadline Retail — 0.4%
Dillard's, Inc., Class A	2	698

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Building Products — 1.3%
Apogee Enterprises, Inc.	4	153
AZZ, Inc.	6	266
Builders FirstSource, Inc. *	6	491
Gibraltar Industries, Inc. *	4	172
Resideo Technologies, Inc. *	9	169
UFP Industries, Inc.	12	974
		2,225
Capital Markets — 2.2%
AssetMark Financial Holdings, Inc. *	1	46
Avantax, Inc. *	22	573
Donnelley Financial Solutions, Inc. *	19	774
Federated Hermes, Inc.	8	317
Focus Financial Partners, Inc., Class A *	6	310
Houlihan Lokey, Inc.	3	228
Piper Sandler Cos.	1	166
PJT Partners, Inc., Class A	9	633
Stifel Financial Corp.	1	82
StoneX Group, Inc. *	3	281
Victory Capital Holdings, Inc., Class A	4	116
Virtus Investment Partners, Inc.	—	108
		3,634
Chemicals — 2.2%
AdvanSix, Inc.	5	195
Avient Corp.	9	374
Cabot Corp.	8	616
Ecovyst, Inc. *	5	59
HB Fuller Co.	6	409
Ingevity Corp. *	6	395
Livent Corp. *	6	120
Minerals Technologies, Inc.	2	127
Orion Engineered Carbons SA (Germany)	40	1,051
Tronox Holdings plc	19	274
		3,620
Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	30	1,338
ACCO Brands Corp.	22	118
Brink's Co. (The)	5	377
Heritage-Crystal Clean, Inc. *	10	346
HNI Corp.	5	140
MillerKnoll, Inc.	41	831
		3,150
Communications Equipment — 1.2%
Aviat Networks, Inc. *	7	251

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Communications Equipment — continued
Calix, Inc. *	14	716
CommScope Holding Co., Inc. *	150	956
		1,923
Construction & Engineering — 2.1%
Argan, Inc.	18	738
Comfort Systems USA, Inc.	8	1,213
Great Lakes Dredge & Dock Corp. *	12	64
MasTec, Inc. *	8	721
MYR Group, Inc. *	—	39
Primoris Services Corp.	12	299
Sterling Infrastructure, Inc. *	11	420
		3,494
Construction Materials — 0.1%
Summit Materials, Inc., Class A *	6	168
Consumer Finance — 0.7%
Enova International, Inc. *	11	482
FirstCash Holdings, Inc.	6	624
Nelnet, Inc., Class A	1	65
		1,171
Consumer Staples Distribution & Retail — 1.7%
Andersons, Inc. (The)	7	310
BJ's Wholesale Club Holdings, Inc. *	13	998
SpartanNash Co.	40	996
Sprouts Farmers Market, Inc. *	15	508
		2,812
Containers & Packaging — 0.2%
Greif, Inc., Class A	3	145
O-I Glass, Inc. *	11	256
		401
Diversified Consumer Services — 0.6%
2U, Inc. *	26	177
Chegg, Inc. *	49	808
		985
Diversified REITs — 0.2%
Armada Hoffler Properties, Inc.	5	56
Broadstone Net Lease, Inc.	7	129
CTO Realty Growth, Inc.	2	29
Essential Properties Realty Trust, Inc.	6	160
		374
Diversified Telecommunication Services — 0.9%
EchoStar Corp., Class A *	19	342
IDT Corp., Class B *	3	102
Iridium Communications, Inc.	3	224

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Telecommunication Services — continued
Liberty Latin America Ltd., Class A (Puerto Rico) *	18	147
Liberty Latin America Ltd., Class C (Puerto Rico) *	48	394
Ooma, Inc. *	27	339
		1,548
Electric Utilities — 0.8%
IDACORP, Inc.	4	394
MGE Energy, Inc.	3	241
Portland General Electric Co.	14	707
		1,342
Electrical Equipment — 1.8%
Atkore, Inc. *	10	1,387
Bloom Energy Corp., Class A *	12	242
Encore Wire Corp.	6	1,112
NEXTracker, Inc., Class A *	6	202
		2,943
Electronic Equipment, Instruments & Components — 2.5%
Belden, Inc.	6	498
Benchmark Electronics, Inc.	13	296
Fabrinet (Thailand) *	2	229
Knowles Corp. *	42	720
OSI Systems, Inc. *	15	1,495
ScanSource, Inc. *	5	166
TTM Technologies, Inc. *	55	746
		4,150
Energy Equipment & Services — 1.6%
ChampionX Corp.	22	602
Helmerich & Payne, Inc.	2	71
Liberty Energy, Inc.	43	553
NexTier Oilfield Solutions, Inc. *	49	391
Oceaneering International, Inc. *	7	127
Oil States International, Inc. *	8	61
Patterson-UTI Energy, Inc.	24	282
Select Energy Services, Inc., Class A	21	148
Solaris Oilfield Infrastructure, Inc., Class A	3	27
Weatherford International plc *	7	387
		2,649
Entertainment — 0.2%
Lions Gate Entertainment Corp., Class A *	35	384
Financial Services — 2.3%
Essent Group Ltd.	17	695
EVERTEC, Inc. (Puerto Rico)	4	152
International Money Express, Inc. *	46	1,183
Jackson Financial, Inc., Class A	5	195
Merchants Bancorp	7	173

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — continued
Mr. Cooper Group, Inc. *	3	112
NMI Holdings, Inc., Class A *	14	311
PennyMac Financial Services, Inc.	2	112
Radian Group, Inc.	27	607
Remitly Global, Inc. *	7	119
Repay Holdings Corp. *	34	220
		3,879
Food Products — 0.2%
Darling Ingredients, Inc. *	5	295
Hostess Brands, Inc. *	—	10
John B Sanfilippo & Son, Inc.	—	14
Lancaster Colony Corp.	—	53
TreeHouse Foods, Inc. *	1	26
		398
Gas Utilities — 1.1%
Chesapeake Utilities Corp.	3	420
New Jersey Resources Corp.	4	217
Northwest Natural Holding Co.	6	268
ONE Gas, Inc.	5	347
Southwest Gas Holdings, Inc.	5	319
Spire, Inc.	3	234
		1,805
Ground Transportation — 0.5%
ArcBest Corp.	10	907
Health Care Equipment & Supplies — 4.2%
Alphatec Holdings, Inc. *	54	834
Axonics, Inc. *	23	1,235
Cutera, Inc. *	4	101
Heska Corp. *	2	228
Inari Medical, Inc. *	5	335
Inogen, Inc. *	1	17
Inspire Medical Systems, Inc. *	8	1,869
iRhythm Technologies, Inc. *	4	504
Omnicell, Inc. *	4	248
Orthofix Medical, Inc. *	15	249
Outset Medical, Inc. *	3	53
Shockwave Medical, Inc. *	5	1,087
SI-BONE, Inc. *	12	227
		6,987
Health Care Providers & Services — 2.6%
AdaptHealth Corp. *	27	334
Cross Country Healthcare, Inc. *	28	626
Fulgent Genetics, Inc. *	6	189
HealthEquity, Inc. *	13	766
Joint Corp. (The) *	10	163

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
ModivCare, Inc. *	4	324
National HealthCare Corp.	3	160
Option Care Health, Inc. *	25	792
Progyny, Inc. *	27	888
		4,242
Health Care REITs — 0.8%
CareTrust REIT, Inc.	19	378
Community Healthcare Trust, Inc.	4	134
Global Medical REIT, Inc.	4	33
Healthcare Realty Trust, Inc.	11	223
Physicians Realty Trust	43	638
		1,406
Health Care Technology — 0.9%
Health Catalyst, Inc. *	69	806
OptimizeRx Corp. *	9	137
Schrodinger, Inc. *	10	249
Veradigm, Inc. *	26	334
		1,526
Hotel & Resort REITs — 0.9%
Apple Hospitality REIT, Inc.	30	463
DiamondRock Hospitality Co.	25	204
RLJ Lodging Trust	25	263
Ryman Hospitality Properties, Inc.	6	491
Xenia Hotels & Resorts, Inc.	2	30
		1,451
Hotels, Restaurants & Leisure — 2.7%
Bloomin' Brands, Inc.	19	498
Bluegreen Vacations Holding Corp.	13	357
Boyd Gaming Corp.	3	173
Brinker International, Inc. *	1	52
Dine Brands Global, Inc.	10	660
Everi Holdings, Inc. *	22	379
Hilton Grand Vacations, Inc. *	10	426
Marriott Vacations Worldwide Corp.	4	496
RCI Hospitality Holdings, Inc.	1	119
SeaWorld Entertainment, Inc. *	21	1,260
		4,420
Household Durables — 2.6%
Helen of Troy Ltd. *	5	482
Meritage Homes Corp.	2	256
Sonos, Inc. *	90	1,769
Taylor Morrison Home Corp. *	33	1,240
Tri Pointe Homes, Inc. *	25	626
		4,373

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Products — 0.5%
Central Garden & Pet Co., Class A *	21	826
Independent Power and Renewable Electricity Producers — 0.7%
Clearway Energy, Inc.	10	303
Clearway Energy, Inc., Class C	28	862
		1,165
Industrial REITs — 0.8%
First Industrial Realty Trust, Inc.	4	180
Innovative Industrial Properties, Inc.	3	242
Plymouth Industrial REIT, Inc.	2	50
STAG Industrial, Inc.	24	819
Terreno Realty Corp.	1	35
		1,326
Insurance — 1.5%
American Equity Investment Life Holding Co.	6	217
AMERISAFE, Inc.	3	141
BRP Group, Inc., Class A *	6	167
Employers Holdings, Inc.	8	317
James River Group Holdings Ltd.	3	56
Kinsale Capital Group, Inc.	1	219
RLI Corp.	8	1,127
Selective Insurance Group, Inc.	2	159
Skyward Specialty Insurance Group, Inc. *	3	70
		2,473
Interactive Media & Services — 0.8%
QuinStreet, Inc. *	15	235
Shutterstock, Inc.	8	625
Yelp, Inc. *	13	397
		1,257
IT Services — 0.8%
DigitalOcean Holdings, Inc. *	13	519
Information Services Group, Inc.	98	499
Perficient, Inc. *	4	294
Unisys Corp. *	17	66
		1,378
Life Sciences Tools & Services — 0.1%
Adaptive Biotechnologies Corp. *	3	28
Quanterix Corp. *	6	62
		90
Machinery — 1.4%
Albany International Corp., Class A	1	80
Luxfer Holdings plc (United Kingdom)	4	72
Mueller Industries, Inc.	7	528

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Terex Corp.	14	661
Watts Water Technologies, Inc., Class A	6	1,019
		2,360
Marine — 0.2%
Matson, Inc.	5	311
Media — 0.5%
Gray Television, Inc.	12	109
John Wiley & Sons, Inc., Class A	7	256
Magnite, Inc. *	17	155
Thryv Holdings, Inc. *	13	305
		825
Metals & Mining — 1.2%
Alpha Metallurgical Resources, Inc.	1	195
Arconic Corp. *	12	322
ATI, Inc. *	3	111
Commercial Metals Co.	18	859
Constellium SE *	20	311
Olympic Steel, Inc.	1	71
Schnitzer Steel Industries, Inc., Class A	4	111
SunCoke Energy, Inc.	7	60
		2,040
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Ares Commercial Real Estate Corp.	13	117
Blackstone Mortgage Trust, Inc., Class A	15	274
Dynex Capital, Inc.	14	174
Ellington Financial, Inc.	4	48
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1	31
KKR Real Estate Finance Trust, Inc.	6	65
Ladder Capital Corp.	44	411
		1,120
Multi-Utilities — 0.4%
NorthWestern Corp.	4	229
Unitil Corp.	6	369
		598
Office REITs — 0.5%
Corporate Office Properties Trust	20	477
Equity Commonwealth	13	264
Piedmont Office Realty Trust, Inc., Class A	10	75
		816
Oil, Gas & Consumable Fuels — 3.5%
Arch Resources, Inc.	3	415
Berry Corp.	4	35
Chord Energy Corp.	3	374
CNX Resources Corp. *	8	121

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
CONSOL Energy, Inc.	1	66
CVR Energy, Inc.	7	223
Delek US Holdings, Inc.	4	88
Green Plains, Inc. *	10	315
Magnolia Oil & Gas Corp., Class A	18	392
Matador Resources Co.	15	694
Murphy Oil Corp.	13	499
Ovintiv, Inc.	20	714
PBF Energy, Inc., Class A	8	335
PDC Energy, Inc.	11	716
Peabody Energy Corp. *	3	88
REX American Resources Corp. *	3	90
SM Energy Co.	21	585
Southwestern Energy Co. *	18	88
		5,838
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	3	146
Passenger Airlines — 0.1%
Alaska Air Group, Inc. *	4	187
Personal Care Products — 2.0%
Edgewell Personal Care Co.	15	657
elf Beauty, Inc. *	14	1,113
Herbalife Nutrition Ltd. *	49	786
Medifast, Inc.	7	759
USANA Health Sciences, Inc. *	—	13
		3,328
Pharmaceuticals — 1.6%
Aclaris Therapeutics, Inc. *	27	214
Arvinas, Inc. *	10	283
Axsome Therapeutics, Inc. *	16	1,010
Cara Therapeutics, Inc. *	5	24
NGM Biopharmaceuticals, Inc. *	12	49
Phibro Animal Health Corp., Class A	3	49
Revance Therapeutics, Inc. *	31	1,003
		2,632
Professional Services — 2.4%
Heidrick & Struggles International, Inc.	8	231
KBR, Inc.	16	860
Kelly Services, Inc., Class A	32	532
Kforce, Inc.	6	382
Korn Ferry	15	791
TriNet Group, Inc. *	10	846
TTEC Holdings, Inc.	10	373
		4,015

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Real Estate Management & Development — 0.1%
Anywhere Real Estate, Inc. *	8	42
RMR Group, Inc. (The), Class A	1	35
		77
Residential REITs — 0.2%
Independence Realty Trust, Inc.	6	90
UMH Properties, Inc.	18	266
		356
Retail REITs — 1.9%
Agree Realty Corp.	24	1,640
Getty Realty Corp.	3	99
Kite Realty Group Trust	22	456
Macerich Co. (The)	6	69
NETSTREIT Corp.	4	72
Phillips Edison & Co., Inc.	15	505
SITE Centers Corp.	26	317
		3,158
Semiconductors & Semiconductor Equipment — 3.0%
Alpha & Omega Semiconductor Ltd. *	13	340
Ambarella, Inc. *	2	129
Diodes, Inc. *	3	242
MaxLinear, Inc. *	5	180
PDF Solutions, Inc. *	5	202
Power Integrations, Inc.	5	394
Rambus, Inc. *	4	198
Semtech Corp. *	5	123
Silicon Laboratories, Inc. *	14	2,448
SMART Global Holdings, Inc. *	20	353
Synaptics, Inc. *	—	56
Ultra Clean Holdings, Inc. *	7	245
		4,910
Software — 5.5%
Adeia, Inc.	22	197
Asana, Inc., Class A *	11	233
Blackline, Inc. *	2	131
Box, Inc., Class A *	12	335
Cerence, Inc. *	2	70
CommVault Systems, Inc. *	30	1,699
Consensus Cloud Solutions, Inc. *	2	63
Digital Turbine, Inc. *	6	73
eGain Corp. *	80	605
Enfusion, Inc., Class A *	23	237
Envestnet, Inc. *	6	375
EverCommerce, Inc. *	20	214
LiveRamp Holdings, Inc. *	25	553
Marathon Digital Holdings, Inc. *	9	80

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
MicroStrategy, Inc., Class A *	—	73
PagerDuty, Inc. *	8	292
Paycor HCM, Inc. *	9	239
Qualys, Inc. *	5	610
Riot Platforms, Inc. *	21	205
Sprout Social, Inc., Class A *	5	312
SPS Commerce, Inc. *	1	91
Tenable Holdings, Inc. *	3	134
Upland Software, Inc. *	20	85
Verint Systems, Inc. *	34	1,271
Workiva, Inc. *	1	61
Xperi, Inc. *	9	97
Zuora, Inc., Class A *	87	860
		9,195
Specialized REITs — 0.4%
National Storage Affiliates Trust	5	217
PotlatchDeltic Corp.	11	525
		742
Specialty Retail — 2.3%
Aaron's Co., Inc. (The)	3	26
Abercrombie & Fitch Co., Class A *	18	510
Academy Sports & Outdoors, Inc.	10	633
Boot Barn Holdings, Inc. *	8	640
Genesco, Inc. *	2	57
Hibbett, Inc.	6	368
ODP Corp. (The) *	2	110
Overstock.com, Inc. *	2	35
Signet Jewelers Ltd.	10	786
Upbound Group, Inc.	21	519
Zumiez, Inc. *	7	131
		3,815
Technology Hardware, Storage & Peripherals — 0.2%
Avid Technology, Inc. *	10	308
Textiles, Apparel & Luxury Goods — 1.8%
Crocs, Inc. *	9	1,161
Deckers Outdoor Corp. *	4	1,831
G-III Apparel Group Ltd. *	3	35
		3,027
Trading Companies & Distributors — 4.1%
Beacon Roofing Supply, Inc. *	19	1,102
BlueLinx Holdings, Inc. *	5	306
Boise Cascade Co.	3	193
GMS, Inc. *	18	1,063
Herc Holdings, Inc.	4	439
MRC Global, Inc. *	35	343

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Trading Companies & Distributors — continued
NOW, Inc. *	73	815
Rush Enterprises, Inc., Class A	14	758
Titan Machinery, Inc. *	6	194
Veritiv Corp.	3	446
WESCO International, Inc.	8	1,148
		6,807
Wireless Telecommunication Services — 0.1%
Gogo, Inc. *	9	133
Total Common Stocks (Cost $149,074)		162,561
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Pharmaceuticals — 0.0% ^
Contra Aduro Biotech I ‡ * (Cost $54)	21	—
	SHARES (000)
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.61% (a) (b) (Cost $3,538)	3,538	3,538
Total Investments — 99.8% (Cost $152,666)		166,099
Other Assets Less Liabilities — 0.2%		366
NET ASSETS — 100.0%		166,465

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	38	06/16/2023	USD	3,445	73

Abbreviations
USD	United States Dollar

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Portfolio's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$162,561	$—	$—	$162,561
Rights	—	—	— (a)	— (a)
Short-Term Investments
Investment Companies	3,538	—	—	3,538
Total Investments in Securities	$166,099	$—	$—	$166,099
Appreciation in Other Financial Instruments
Futures Contracts	$73	$—	$—	$73

(a)	Amount rounds to less than one thousand.

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (a) (b)	$2,693	$—	$2,693	$2	$(2)	$—	—	$21	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	2,102	5,641	7,743	—	—	—	—	11	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.61% (a) (b)	4,779	9,211	10,452	—	—	3,538	3,538	32	—
Total	$9,574	$14,852	$20,888	$2	$(2)	$3,538		$64	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.